Combined Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash used in operations	¥ (219,114)	¥ (56,940)
Net cash used in operating activities	(219,114)	(56,940)
Cash flows from investing activities
Purchase of property, plant and equipment	(606)
Purchase of financial assets at fair value through profit or loss	(5,000)
Net cash flows used in investing activities	(5,606)
Cash flows from financing activities
Interests paid	(193)
Payments of lease liabilities	(1,881)
Contribution from a shareholder	231,618	58,481
Net cash flows generated from financing activities	229,544	58,481
Net increase in cash and cash equivalents	4,824	1,541
Cash and cash equivalents at the beginning of the year	3,665	2,124
Cash and cash equivalents at the end of the year	¥ 8,489	¥ 3,665